Operations and Reorganization - Schedule Of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Assets
Cash and cash equivalents		¥ 322,777		¥ 609,199		$ 50,651
Restricted cash (Note 2(j))		749,770				117,655
Short-term investments		503,831		584,999		79,062
Accounts receivable, net		248,339		268,830		38,970
Inventories, net		255,411		118,963		40,080
Amounts due from NetEase Group and Youdao Group		6,192		4,081		972
Prepayment and other current assets		182,577		199,642		28,650
Assets held for sale		497		65,589		78
Total current assets		2,269,662		1,851,566		356,160
Property, equipment and software, net		80,315		40,173		12,603
Operating lease right-of-use assets, net		118,104		105,865		18,533
Goodwill		109,944		6,938		17,253
Other assets, net		22,436		17,759		3,520
Total non-current assets		364,405		218,682		57,183
Total assets		2,634,067		2,070,248		413,343
Liabilities
Accounts payables		161,006		141,304		25,265
Payroll payable		277,383		209,603		43,527
Contract liabilities		1,065,639		894,218		167,222
Taxes payable		53,323		54,895		8,368
Accrued liabilities and other payables		515,567		602,044		80,904
Liabilities held for sale				546,271
Total current liabilities		3,033,959		3,393,565		476,094
Long-term lease liabilities		73,070		79,748		11,466
Total non-current liabilities		330,509		83,791		51,863
Total liabilities		3,364,468		3,477,356		$ 527,957
Net revenues:
Net revenues		4,015,794	$ 630,166	2,526,806	¥ 1,207,410
Cost and expenses:
Net income/(loss) from continuing operations		(926,087)	(145,324)	(799,025)	(460,377)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities		(1,346,400)	(211,281)	(321,562)	(372,270)
Cash flows from investing activities:
Net cash (used in)/provided by investing activities		47,074	7,386	760,971	(1,084,005)
Cash flows from financing activities:
Net cash provided by financing activities	[1]	1,783,713	$ 279,904	26,559	1,587,669
VIEs [Member]
Assets
Cash and cash equivalents		134,639		7,691
Restricted cash (Note 2(j))		749,770
Short-term investments		13,617		10,354
Accounts receivable, net		146,257		145,212
Inventories, net		48,477		26,556
Amounts due from NetEase Group and Youdao Group		442,286		1,243,125
Prepayment and other current assets		64,005		45,065
Assets held for sale		204		52,534
Total current assets		1,599,255		1,530,537
Property, equipment and software, net		3,244		148
Operating lease right-of-use assets, net		26,320		988
Goodwill		103,006
Other assets, net		36,405		45,496
Total non-current assets		168,975		46,632
Total assets		1,768,230		1,577,169
Liabilities
Accounts payables		45,756		62,438
Payroll payable		11,873		6,863
Amounts due to NetEase Group and Youdao Group		504,605		26,728
Contract liabilities		1,011,734		842,296
Taxes payable		4,072		394
Accrued liabilities and other payables		65,547		35,021
Liabilities held for sale		0		546,271
Total current liabilities		1,643,587		1,520,011
Long-term lease liabilities		15,803		223
Total non-current liabilities		15,803		223
Total liabilities		1,659,390		1,520,234
Net revenues:
Net revenues		2,751,551		1,793,514	900,263
Cost and expenses:
Cost and expenses		(2,793,144)		(1,825,292)	(901,383)
Net income/(loss) from continuing operations		(58,520)		20,483	2,066
Cash flows from operating activities:
Net cash provided by transactions with external parties		3,278,167		3,034,716	855,715
Net cash provided by/(used in) other transactions with intra-Group companies		(699)		1,613	392
Net cash provided by/(used in) operating activities		868,168		(62,502)	50,978
Cash flows from investing activities:
Net cash (used in)/provided by transactions with external parties		8,550		65,510	(67,118)
Net cash (used in)/provided by investing activities		8,550		65,510	(67,118)
Cash flows from financing activities:
Proceeds received from ordinary shareholders					10,000
Net cash provided by financing activities					10,000
VIEs [Member] | Technical consulting and related services [Member]
Cash flows from operating activities:
Net cash used in transactions with intra-Group companies related to technical consulting and related service		(2,409,300)		(3,098,831)	(805,129)
VIEs [Member] | Third Party [Member]
Net revenues:
Net revenues		2,750,610		1,792,962	900,263
Cost and expenses:
Cost and expenses		(561,272)		(421,814)	(358,318)
VIEs [Member] | Intra Group [Member]
Net revenues:
Net revenues		941		552
VIEs [Member] | Intra Group [Member] | Technical consulting and related services [Member]
Cost and expenses:
Cost and expenses		(2,221,199)		(1,402,371)	(540,830)
VIEs [Member] | Other Intra Group [Member]
Cost and expenses:
Cost and expenses		¥ (10,673)		¥ (1,107)	¥ (2,235)

[1]	There was no financing activity from discontinued operations.